CURRENT AND DEFERRED TAXES - Schedule of movements of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	$ (338,710)	$ (325,721)	$ 180,536
Deferred income for relative taxes to the creation and reversal of temporary differences	(19,582)	5,150	(521,336)
Recognized in comprehensive income	4,355	332	(2,841)
Exchange rate variation	(23,640)	(18,471)	17,920
Ending balance Asset (liability)	(377,577)	(338,710)	(325,721)
Total deferred tax assets not recognized	3,572,528	14,930,487
Unrecoverable deferred tax assets		3,651,023
Deferred tax expense income related costs	12,206,634
Property, plant and equipment
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(1,088,140)	(1,208,693)	(1,396,337)
Deferred income for relative taxes to the creation and reversal of temporary differences	76,259	120,553	187,644
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(1,011,881)	(1,088,140)	(1,208,693)
Assets for right of use
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(367,182)	(572,727)	(637,114)
Deferred income for relative taxes to the creation and reversal of temporary differences	(218,829)	205,545	64,387
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(586,011)	(367,182)	(572,727)
Lease Liabilities
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	586,993	773,129	815,785
Deferred income for relative taxes to the creation and reversal of temporary differences	205,862	(186,136)	(42,656)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	792,855	586,993	773,129
Amortization
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(88,182)	(44,615)	(65,148)
Deferred income for relative taxes to the creation and reversal of temporary differences	(23,830)	(43,567)	20,533
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(112,012)	(88,182)	(44,615)
Provisions
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(60,386)	552,527	194,614
Deferred income for relative taxes to the creation and reversal of temporary differences	200,953	(613,480)	360,696
Recognized in comprehensive income	751	567	(2,783)
Exchange rate variation	0	0	0
Ending balance Asset (liability)	141,318	(60,386)	552,527
Revaluation of financial instruments
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	2,438	(16,575)	(18,133)
Deferred income for relative taxes to the creation and reversal of temporary differences	(6,931)	19,248	1,616
Recognized in comprehensive income	3,604	(235)	(58)
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(889)	2,438	(16,575)
Tax losses
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	946,659	445,662	1,557,737
Deferred income for relative taxes to the creation and reversal of temporary differences	(247,075)	500,997	(1,112,075)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	699,584	946,659	445,662
Intangibles
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(270,512)	(254,155)	(270,681)
Deferred income for relative taxes to the creation and reversal of temporary differences	(6,207)	2,114	(1,394)
Recognized in comprehensive income	0	0	0
Exchange rate variation	(23,640)	(18,471)	17,920
Ending balance Asset (liability)	(300,359)	(270,512)	(254,155)
Other
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(398)	(274)	(187)
Deferred income for relative taxes to the creation and reversal of temporary differences	216	(124)	(87)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	$ (182)	$ (398)	$ (274)